UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21918

                        Oppenheimer Absolute Return Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 02/28/2009

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
COMMON STOCKS--30.2%
CONSUMER DISCRETIONARY--3.7%
AUTOMOBILES--0.8%
Harley-Davidson, Inc.                                                 3,592   $        36,279
Mazda Motor Corp.                                                    29,000            36,088
Renault SA                                                            2,260            33,020
Volkswagen AG                                                           135            32,067
                                                                              ---------------
                                                                                      137,454
                                                                              ---------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Apollo Group, Inc., Cl. A(1)                                            537            38,933
                                                                              ---------------
HOTELS, RESTAURANTS & LEISURE--0.4%
Compass Group plc                                                     8,840            39,168
Wyndham Worldwide Corp.                                               7,137            26,336
                                                                              ---------------
                                                                                       65,504
                                                                              ---------------
HOUSEHOLD DURABLES--0.2%
LG Electronics, Inc.                                                    858            39,779
                                                                              ---------------
MEDIA--1.0%
M6 Metropole Television                                               2,690            35,225
News Corp., Inc., Cl. A                                               4,591            25,526
PagesJaunes Groupe SA                                                 4,949            42,262
Pearson plc                                                           4,540            42,727
Societe Television Francaise (1)                                      4,050            33,060
                                                                              ---------------
                                                                                      178,800
                                                                              ---------------
MULTILINE RETAIL--0.5%
Family Dollar Stores, Inc.                                            1,575            43,218
J.C. Penney Co., Inc. (Holding Co.)                                   2,612            40,042
                                                                              ---------------
                                                                                       83,260
                                                                              ---------------
SPECIALTY RETAIL--0.6%
Abercrombie & Fitch Co., Cl. A                                        2,451            53,897
Limited Brands, Inc.                                                  5,524            42,480
                                                                              ---------------
                                                                                       96,377
                                                                              ---------------
CONSUMER STAPLES--3.2%
BEVERAGES--0.2%
SABMiller plc                                                         2,670            38,784
                                                                              ---------------
FOOD & STAPLES RETAILING--0.9%
Lawson, Inc.                                                            900            38,914
Metcash Ltd.                                                         16,600            44,061
Metro, Inc., Cl. A                                                    1,400            42,037
UNY Co. Ltd.                                                          5,000            36,529
                                                                              ---------------
                                                                                      161,541
                                                                              ---------------
FOOD PRODUCTS--0.6%
Archer-Daniels-Midland Co.                                            1,598            42,603
Goodman Fielder Ltd.                                                 45,300            33,180
J.M. Smucker Co. (The)                                                  969            35,969
                                                                              ---------------
                                                                                      111,752
                                                                              ---------------
PERSONAL PRODUCTS--0.3%
Natura Cosmeticos SA                                                  5,133            46,642
                                                                              ---------------
TOBACCO--1.2%
Altria Group, Inc.                                                    2,645            40,839



                      1 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
TOBACCO CONTINUED
British American Tobacco plc                                          1,590   $        40,904
KT&G Corp.(1)                                                           744            38,088
Lorillard, Inc.                                                         736            43,012
Reynolds American, Inc.                                               1,146            38,483
                                                                              ---------------
                                                                                      201,326
                                                                              ---------------
ENERGY--4.9%
ENERGY EQUIPMENT & SERVICES--0.6%
ENSCO International, Inc.                                             1,599            39,303
Precision Drilling Trust                                              8,600            24,944
Rowan Cos., Inc.                                                      3,456            41,852
                                                                              ---------------
                                                                                      106,099
                                                                              ---------------
OIL, GAS & CONSUMABLE FUELS--4.3%
Apache Corp.                                                            583            34,449
ARC Energy Trust                                                      3,225            35,363
BP plc                                                                6,160            39,382
Chevron Corp.                                                           620            37,640
Enerplus Resources Fund, Series G                                     2,109            35,741
Exxon Mobil Corp.                                                       572            38,839
Harvest Energy Trust                                                  5,019            24,894
Marathon Oil Corp.                                                    1,607            37,395
Murphy Oil Corp.                                                        990            41,392
Nippon Mining Holdings, Inc.                                         11,500            39,618
Origin Energy Ltd.                                                    5,000            43,114
Penn West Energy Trust                                                3,900            34,365
Provident Energy Trust                                                9,900            29,104
Royal Dutch Shell plc, A Shares                                       1,750            38,432
Royal Dutch Shell plc, B Shares                                       1,820            38,414
S-Oil Corp.                                                           1,040            35,283
Santos Ltd.                                                           4,900            47,859
Showa Shell Sekiyu K.K.                                               4,700            38,662
Sunoco, Inc.                                                            945            31,610
Tesoro Corp.                                                          2,539            37,476
                                                                              ---------------
                                                                                      739,032
                                                                              ---------------
FINANCIALS--4.9%
CAPITAL MARKETS--0.2%
Deutsche Bank AG                                                      1,677            43,517
                                                                              ---------------
COMMERCIAL BANKS--1.4%
BB&T Corp.                                                            2,211            35,663
Commerzbank AG                                                        9,505            33,189
Credit Agricole SA                                                    3,590            35,281
HSBC Holdings plc                                                     5,610            39,226
Hypo Real Estate Holding AG                                          26,695            36,060
Korea Exchange Bank                                                   9,270            32,394
Natixis                                                              27,890            38,733
                                                                              ---------------
                                                                                      250,546
                                                                              ---------------
CONSUMER FINANCE--0.3%
Discover Financial Services                                           6,119            35,062



                      2 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
CONSUMER FINANCE CONTINUED
Orix Corp.                                                            1,000   $        20,129
                                                                              ---------------
                                                                                       55,191
                                                                              ---------------
INSURANCE--2.2%
Chubb Corp.                                                           1,027            40,094
Cincinnati Financial Corp.                                            1,995            40,977
Hannover Rueckversicherung AG                                         1,454            52,405
Insurance Australia Group Ltd.                                       17,900            38,919
Muenchener Rueckversicherungs-Gesellschaft AG                           329            40,520
Royal & Sun Alliance Insurance Group plc                             22,920            45,182
Scor Se                                                               2,150            43,011
Standard Life plc                                                    13,780            34,122
Travelers Cos., Inc. (The)                                            1,132            40,922
                                                                              ---------------
                                                                                      376,152
                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS--0.6%
Goodman Group                                                        97,400            15,864
Japan Retail Fund Investment Corp.                                       10            32,551
Macquarie Office Trust                                              372,600            27,961
ProLogis                                                              4,371            25,308
                                                                              ---------------
                                                                                      101,684
                                                                              ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Leopalace21 Corp.                                                     5,200            28,752
                                                                              ---------------
HEALTH CARE--1.6%
BIOTECHNOLOGY--0.3%
CSL Ltd.                                                              1,900            44,099
                                                                              ---------------
HEALTH CARE PROVIDERS & SERVICES--0.2%
Fresenius Medical Care AG                                               976            40,089
                                                                              ---------------
PHARMACEUTICALS--1.1%
AstraZeneca plc                                                       1,130            36,149
Biovail Corp.                                                         4,000            42,509
Bristol-Myers Squibb Co.                                              2,043            37,612
GlaxoSmithKline plc                                                   2,480            37,953
Wyeth                                                                 1,018            41,555
                                                                              ---------------
                                                                                      195,778
                                                                              ---------------
INDUSTRIALS--2.6%
AEROSPACE & DEFENSE--0.2%
Cobham plc                                                           14,110            38,878
                                                                              ---------------
AIRLINES--0.2%
Deutsche Lufthansa AG                                                 3,583            39,791
                                                                              ---------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Societe BIC SA                                                          850            41,767
                                                                              ---------------
CONSTRUCTION & ENGINEERING--0.4%
Daewoo Engineering & Construction Co. Ltd.(1)                         6,620            36,743
Kumho Industrial Co. Ltd.(1)                                          4,390            33,451
                                                                              ---------------
                                                                                       70,194
                                                                              ---------------
MACHINERY--0.3%
NSK Ltd.                                                             14,000            43,419
                                                                              ---------------
MARINE--0.6%
Kawasaki Kisen Kaisha Ltd.                                           12,000            37,593



                      3 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
MARINE CONTINUED
Mitsui O.S.K. Lines Ltd.                                              7,000   $        35,659
Nippon Yusen Kabushiki Kaisha                                         9,000            37,202
                                                                              ---------------
                                                                                      110,454
                                                                              ---------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
Itochu Corp.                                                          9,000            40,271
Sojitz Holdings Corp.                                                28,800            32,024
Sumitomo Corp.                                                        4,700            39,152
                                                                              ---------------
                                                                                      111,447
                                                                              ---------------
INFORMATION TECHNOLOGY--1.0%
COMMUNICATIONS EQUIPMENT--0.3%
Corning, Inc.                                                         4,327            45,650
                                                                              ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
LG Philips LCD Co. Ltd.(1)                                            2,280            37,915
                                                                              ---------------
IT SERVICES--0.3%
Computer Sciences Corp.(1)                                            1,188            41,271
                                                                              ---------------
OFFICE ELECTRONICS--0.2%
Neopost SA                                                              540            39,371
                                                                              ---------------
MATERIALS--2.2%
CHEMICALS--1.6%
Dow Chemical Co. (The)                                                3,775            27,029
Incitec Pivot Ltd.                                                   39,800            54,558
NOVA Chemicals Corp.                                                 34,900           192,853
                                                                              ---------------
                                                                                      274,440
                                                                              ---------------
METALS & MINING--0.6%
Allegheny Technologies, Inc.                                          1,981            38,966
Eldorado Gold Corp.(1)                                                5,600            47,232
United States Steel Corp.                                             1,457            28,659
                                                                              ---------------
                                                                                      114,857
                                                                              ---------------
TELECOMMUNICATION SERVICES--2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
BT Group plc                                                         29,080            37,441
Cable & Wireless plc                                                 19,240            37,900
CenturyTel, Inc.                                                      1,612            42,444
Deutsche Telekom AG                                                   3,597            43,868
Embarq Corp.                                                          1,225            42,838
France Telecom SA                                                     1,938            43,757
Qwest Communications International, Inc.                             13,587            46,060
Windstream Corp.                                                      5,040            37,598
                                                                              ---------------
                                                                                      331,906
                                                                              ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
SK Telecom Co. Ltd.                                                     296            36,003
                                                                              ---------------
UTILITIES--4.0%
ELECTRIC UTILITIES--1.4%
Centrais Electricas Brasileiras SA                                    4,000            44,208
Companhia Energetica de Minas Gerais                                  3,250            44,644
CPFL Energia SA                                                       3,300            43,510
Pinnacle West Capital Corp.                                           1,307            34,322
Progress Energy, Inc.                                                 1,130            40,025


                      4 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                                 SHARES            VALUE
                                                            ---------------   ---------------
ELECTRIC UTILITIES CONTINUED
Southern Co.                                                          1,308   $        39,645
                                                                              ---------------
                                                                                      246,354
                                                                              ---------------
ENERGY TRADERS--0.4%
AES Corp. (The)(1)                                                    5,531            34,845
Tractebel Energia SA                                                  5,391            40,127
                                                                              ---------------
                                                                                       74,972
                                                                              ---------------
GAS UTILITIES--0.2%
Korea Gas Corp.                                                       1,185            31,384
                                                                              ---------------
MULTI-UTILITIES--1.7%
AGL Energy Ltd.                                                       4,700            39,548
Ameren Corp.                                                          1,316            31,294
CenterPoint Energy, Inc.                                              3,270            33,746
Consolidated Edison Co. of New York, Inc.                             1,074            38,890
DTE Energy Co.                                                        1,268            33,944
PG&E Corp.                                                            1,131            43,227
SCANA Corp.                                                           1,276            38,446
Xcel Energy, Inc.                                                     2,370            42,044
                                                                              ---------------
                                                                                      301,139
                                                                              ---------------
WATER UTILITIES--0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo                 4,071            40,788
                                                                              ---------------
Total Common Stocks (Cost $6,611,018)                                               5,253,091
                                                                              ---------------
PREFERRED STOCKS--1.4%
Brasil Telecom SA, Preference                                         8,500            41,409
Centrais Electricas Brasileiras SA, Cl. B, Preference                 4,000            40,729
LG Electronics, Inc., Preference                                      2,100            39,708
RWE AG, Preference, Non-Vtg.                                            660            37,113
Telemar Norte Leste SA, A Shares, Preference                          2,200            42,640
Votorantim Celulose e Pape SA, Preference(1)                          7,500            36,412
                                                                              ---------------
Total Preferred Stocks (Cost $321,120)                                                238,011
                                                                              ---------------

                                                               PRINCIPAL
                                                                 AMOUNT
                                                            ---------------
U.S. GOVERNMENT OBLIGATIONS--2.9%
U.S. Treasury Bills, 0.95%, 6/4/09(2) (Cost $498,747)       $       500,000           499,654
                                                                              ---------------
EVENT-LINKED BONDS--12.0%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 4.201%,
   5/22/12(3, 4)                                                    250,000           238,588
Eurus Ltd. Catastrophe Linked Nts., 7.434%,
   4/8/09(3, 4, 5)                                                  250,000           250,150
Fusion 2007 Ltd. Catastrophe Linked Nts., 7.246%,
   5/19/09(3, 4)                                                    250,000           248,713
Osiris Capital plc Catastrophe Linked Combined
   Mortality Index Nts., Series B1, 2.812%, 1/15/10(3)              500,000           599,217
Successor II Ltd. Catastrophe Linked Nts., Series
   CIII, 18.943%, 4/6/10(3, 4)                                      250,000           239,050
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 10.701%,
   6/5/09(3, 4)                                                     250,000           252,363


                      5 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT            VALUE
                                                            ---------------   ---------------
Vega Capital Ltd. Catastrophe Linked Nts., Series D,
   0%, 6/24/11(6, 7)                                        $       250,000   $       262,500
                                                                              ---------------
Total Event-Linked Bonds (Cost $2,092,394)                                          2,090,581
                                                                              ---------------
SHORT-TERM NOTES--2.9%
Federal Home Loan Bank, 0.58%, 8/24/09(2) (Cost $498,582)           500,000           498,846

                                                                 SHARES
                                                            ---------------
INVESTMENT COMPANY--48.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.82%(8, 9) (Cost $8,426,442)                                  8,426,442         8,426,442
                                                            ---------------   ---------------
TOTAL INVESTMENTS, AT VALUE (COST $18,448,303)                         97.8%       17,006,625
                                                            ---------------   ---------------
OTHER ASSETS NET OF LIABILITIES                                         2.2           390,162
                                                            ---------------   ---------------
NET ASSETS                                                            100.0%  $    17,396,787
                                                            ===============   ===============

Footnotes to Statement of Investments

(1.)   Non-income producing security.

(2.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $998,500. See accompanying Notes.

(3.) Represents the current interest rate for a variable or increasing rate security.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,228,864 or 7.06% of the Fund's net assets as of February 28, 2009.

(5.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

(6.) Illiquid security. The aggregate value of illiquid securities as of February 28, 2009 was $262,500, which represents 1.51% of the Fund's net assets. See accompanying Notes.

(7.)   Zero coupon bond reflects effective yield on the date of purchase.

(8.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES         GROSS       GROSS           SHARES
                                                     MAY 31, 2008    ADDITIONS   REDUCTIONS   FEBRUARY 28, 2009
                                                     ------------   ----------   ----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E    10,460,287    44,714,206   46,748,051       8,426,442

                                                                                    VALUE          INCOME
                                                                                 ----------   -----------------
Oppenheimer Institutional Money Market Fund, Cl. E                               $8,426,442        $122,694

(9.)   Rate shown is the 7-day yield as of February 28, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of February 28, 2009:


                      6 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $11,991,987        $ 85,832
Level 2--Other Significant Observable Inputs       5,014,638         277,964
Level 3--Significant Unobservable Inputs                  --              --
                                                 -----------        --------
   Total                                         $17,006,625        $363,796
                                                 ===========        ========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 28, 2009 ARE AS FOLLOWS:

                                          CONTRACT AMOUNT      EXPIRATION                   UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION           BUY/SELL        (000S)            DATES           VALUE     APPRECIATION   DEPRECIATION
--------------------           --------   ---------------   ---------------   ----------   ------------   ------------
Argentine Peso (ARP)                Buy         800 ARP             3/31/09   $  215,137     $     --        $ 8,890
Australian Dollar (AUD)            Sell         150 AUD      3/5/09-3/17/09       95,859          693             --
Brazilian Real (BRR)               Sell       1,260 BRR       3/3/09-4/2/09      524,641        6,069             --
Brazilian Real (BRR)                Buy       1,380 BRR       3/3/09-4/2/09      574,238           --          7,790
British Pound Sterling (GBP)       Sell         395 GBP      3/5/09-3/23/09      565,440        1,230            788
Canadian Dollar (CAD)              Sell         405 CAD      3/9/09-3/17/09      318,338        7,839             --
Canadian Dollar (CAD)               Buy         110 CAD              3/5/09       86,463           --          2,311
Euro (EUR)                         Sell       1,255 EUR      3/5/09-3/23/09    1,590,876       33,784             --
Hong Kong Dollar (HKD)             Sell       1,700 HKD              3/4/09      219,214           36             --
Hungarian Forint (HUF)              Buy      49,000 HUF              4/3/09      205,910           --            606
Israeli Shekel (ILS)               Sell         900 ILS             4/10/09      215,873        5,306             --
Japanese Yen (JPY)                 Sell      35,000 JPY     3/17/09-3/23/09      358,758       31,319             --
Japanese Yen (JPY)                  Buy       2,000 JPY              3/5/09       20,495           --          1,942
New Turkish Lira (TRY)              Buy         325 TRY             3/26/09      189,602           --          1,204
South African Rand (ZAR)            Buy       2,200 ZAR             3/20/09      216,546        2,659             --
South Korean Won (KRW)             Sell     570,000 KRW              3/9/09      371,747       41,296             --
Swiss Franc (CHF)                  Sell         260 CHF      3/9/09-3/17/09      222,288        1,124             --
                                                                                             --------        -------
Total unrealized appreciation and depreciation                                               $131,355        $23,531
                                                                                             ========        =======


                      7 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

FUTURES CONTRACTS AS OF FEBRUARY 28, 2009 ARE AS FOLLOWS:

                                                                                         UNREALIZED
                                                 NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                  BUY/SELL   CONTRACTS      DATE        VALUE      (DEPRECIATION)
--------------------                  --------   ---------   ----------   ----------   --------------
DAX Index                                 Sell        2        3/20/09    $  243,883      $  37,211
Euro-Bundesobligation, 10 yr.              Buy        2         3/6/09       316,176          1,604
FTSE 100 Index                            Sell        5        3/20/09       272,541         27,820
Japan (Government of) Bonds, 10 yr.        Buy        2        3/10/09       286,039           (456)
NASDAQ 100 E-Mini Index                   Sell       11        3/20/09       245,740         23,341
NIKKEI 225                                Sell        4        3/12/09       154,926            431
Standard & Poor's 500 E-Mini Index        Sell       88        3/20/09     3,230,480        654,712
U.S. Treasury Bond                         Buy        4        6/19/09       493,375        (13,442)
U.S. Treasury Bond, 10 yr.                Sell        3        6/19/09       360,094          3,039
U.S. Treasury Nts., 2 yr.                 Sell        3        6/30/09       649,828            841
U.S. Treasury Nts., 10 yr.                 Buy        1        6/19/09       120,031         (1,014)
United Kingdom Long Gilt                   Buy        2        6/26/09       341,322         (5,295)
                                                                                          ---------
                                                                                          $ 728,792
                                                                                          =========

INTEREST RATE SWAP CONTRACTS AS OF FEBRUARY 28, 2009 ARE AS FOLLOWS:

                         NOTIONAL
REFERENCE ENTITY/         AMOUNT                                                                  TERMINATION
SWAP COUNTERPARTY         (000'S)            PAID BY THE FUND           RECEIVED BY THE FUND          DATE        VALUE
----------------------   --------      --------------------------   ---------------------------   -----------   --------
MXN TIIE BANXICO
JPMorgan Chase Bank NA    $7,400 MXN   One-Month MXN TIIE BANXICO                         9.580%     10/23/18   $ 27,522
SGD SOR Reuters:
JPMorgan Chase Bank NA       300 SGD                        2.590%    Six-Month SGD SOR Reuters        2/9/19     (1,908)
JPMorgan Chase Bank NA       300 SGD                        2.510     Six-Month SGD SOR Reuters        2/5/19       (534)
JPMorgan Chase Bank NA       300 SGD                        2.480     Six-Month SGD SOR Reuters        2/7/19        (16)
                          ------                                                                                --------
Reference Entity Total       900 SGD                                                                              (2,458)
USD LIBOR BBA
Westpac Banking Corp         540        Three-Month USD BBA LIBOR                         2.998        2/4/19    (10,849)
                          ------                                                                                --------
ZAR JIBAR SAFEX:
JPMorgan Chase Bank NA     2,000 ZAR                        8.930   Three-Month ZAR JIBAR SAFEX       11/3/18     (5,361)
UBS AG                     3,000 ZAR                        8.920   Three-Month ZAR JIBAR SAFEX       11/3/18     (8,050)
                          ------                                                                                --------
Reference Entity Total     5,000 ZAR                                                                             (13,411)
                                                                                                                --------
                                                                                    Total Interest Rate Swaps   $    804
                                                                                                                ========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

MXN         Mexican Nuevo Peso
SGD         Singapore Dollar
ZAR         South African Rand

Abbreviations/Definitions are as follows:

BANIXCO     Banco de Mexico
BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
JIBAR       South Africa Johannesburg Interbank Agreed Rate
SAFEX       South African Futures Exchange
SOR         Swap Offer Rate


                      8 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

TOTAL RETURN SWAP CONTRACTS AS OF FEBRUARY 28, 2009 ARE AS FOLLOWS:

                                       NOTIONAL
REFERENCE ENTITY/                        AMOUNT               PAID BY                RECEIVED BY        TERMINATION
SWAP COUNTERPARTY                       (000'S)               THE FUND                THE FUND              DATE       VALUE
-----------------                      ---------      -----------------------  -----------------------  -----------  ---------
BOVESPA INDEX
UBS AG                                  $    823      If positive, the Total   If negative, the            4/17/09   $  26,066
                                                      Return of the            absolute
                                                      BOVESPA Index Future     value of the Total
                                                                               Return of the
                                                                               BOVESPA Index Future
CAC 40 MARKET INDEX
Morgan Stanley                               364      If positive, the Total   One-Month USD BBA            2/8/10      42,848
                                                      Return of the CAC 40     LIBOR minus 90 basis
                                                      Market Index             points and if negative,
                                                                               the absolute value of
                                                                               the Total Return of the
                                                                               CAC 40 Market Index
CUSTOM BASKET OF SECURITIES ON THE US
EXCHANGE
Deutsche Bank AG, London                      5       One-Month USD BBA        If positive, the Total      10/5/09    (301,544)
                                                      LIBOR plus 20 basis      Return of a custom
                                                      points and if negative,  equity basket
                                                      the absolute value of
                                                      the Total Return of a
                                                      custom equity basket
DAX INDEX, COM STK 100:
UBS AG                                       85       If positive, the Total   One-Month USD BBA            2/3/10      12,032
                                                      Return of the DAX        LIBOR minus 100 basis
                                                      Index, COM STK 100       points and if negative,
                                                                               the absolute value of
                                                                               the Total Return of the
                                                                               DAX Index, COM STK
                                                                               100
UBS AG                                        0       If positive, the Total   One-Month USD BBA            5/7/09      32,158
                                                      Return of the DAX        LIBOR minus 14 basis
                                                      Index, COM STK 100       points and if negative,
                                                                               the absolute value of
                                                                               the Total Return of the
                                                                               DAX Index, COM STK
                                                                               100
UBS AG                                       104      If positive, the Total   One-Month USD BBA          12/24/09      10,922
                                                      Return of the DAX        LIBOR minus 100 basis
                                                      Index, COM STK 100       points and if negative,
                                                                               the absolute value of
                                                                               the Total Return of the
                                                                               DAX Index, COM STK
                                                                               100
                                                                                                                     ---------
                                                                                             Reference Entity Total     55,112
                                                                                                                     ---------
FTSE 100 INDEX
Deutsche Bank AG, London                     558      If positive, the Total   One-Month USD BBA           12/7/09      66,644
                                                      Return of the FTSE 100   LIBOR minus 90 basis
                                                      Index                    points and if negative,
                                                                               the absolute value of
                                                                               the Total Return of the
                                                                               FTSE 100 Index
KOSPI200 03/09 INDEX:
Citibank NA                              223,050 KRW  If positive, the Total   If negative, the            3/16/09      11,377
                                                      Return of the            absolute
                                                      KOSPI200 Index           value of the Total
                                                                               Return of the
                                                                               KOSPI200 Index
Citibank NA                              300,400 KRW  If positive, the Total   If negative, the            3/16/09      17,125
                                                      Return of the            absolute
                                                      KOSPI200 Index           value of the Total
                                                                               Return of the
                                                                               KOSPI200 Index
                                                                                                                     ---------
                                                                                             Reference Entity Total     28,502
                                                                                                                     ---------


                      9 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS February 28, 2009 / Unaudited

MSCI Daily Net Belgium USD Index
UBS AG                                       363      One-Month USD BBA        If positive, the Total      2/10/10     (23,238)
                                                      LIBOR plus 80 basis      Return of the MSCI
                                                      points and if negative,  Daily Net Belgium USD
                                                      the absolute value of    Index
                                                      the Total Return of the
                                                      MSCI Daily Net
                                                      Belgium USD Index
MSCI DAILY TR GROSS EAFE USD
Citibank NA                                    0      If positive, the Total   One-Month USD BBA            5/5/09     119,353
                                                      Return of the MSCI       LIBOR minus 50 basis
                                                      Daily Gross EAFE USD     points and if negative,
                                                      Index                    the absolute value of
                                                                               the Total Return of the
                                                                               MSCI Daily Gross EAFE
                                                                               USD Index
MSCI DAILY TR NET BRAZIL USD INDEX
UBS AG                                       349      Three-Month USD          If positive, the Total       2/8/10      (9,444)
                                                      BBA LIBOR plus 65        Return of the MSCI
                                                      basis points and if      Daily TR Net Brazil
                                                      negative, the absolute   USD Market Index
                                                      value of the MSCI Daily
                                                      TR Net Brazil USD
                                                      Market Index
MSCI DAILY TR NET EMERGING MARKETS
TAIWAN USD:
Citibank NA                                    3      One-Month USD BBA        If positive, the Total       8/3/09      2,626
                                                      LIBOR plus 25 basis      Return of the MSCI
                                                      points and if negative,  Daily Net Emerging
                                                      the absolute value of    Markets Taiwan USD
                                                      the Total Return of the  Index
                                                      MSCI Daily Net
                                                      Emerging Markets
                                                      Taiwan USD Index
Citibank NA                                  101      One-Month USD BBA        If positive, the Total       2/1/10      1,033
                                                      LIBOR plus 25 basis      Return of the MSCI
                                                      points and if negative,  Daily TR Net Emerging
                                                      the absolute value of    Markets Taiwan USD
                                                      the MSCI Daily TR Net    Market Index
                                                      Emerging Markets
                                                      Taiwan USD Market
                                                      Index
                                                                                                                     ---------
                                                                                             Reference Entity Total     3,659
                                                                                                                     ---------
MSCI DAILY TR NET HONG KONG INDEX
UBS AG                                       344      One-Month USD BBA        If positive, the Total      2/10/10      (7,840)
                                                      LIBOR plus 120 basis     Return of the MSCI
                                                      points and if negative,  Daily Net Hong Kong
                                                      the absolute value of    Index
                                                      the Total Return of the
                                                      MSCI Daily Net Hong
                                                      Kong Index
MSCI DAILY TR NET SINGAPORE INDEX
UBS AG                                       341      One-Month USD BBA        If positive, the Total      2/10/10     (31,182)
                                                      LIBOR plus 120 basis     Return of the MSCI
                                                      points and if negative,  Daily Net Singapore
                                                      the absolute value of    Index
                                                      the Total Return of the
                                                      MSCI Daily Net
                                                      Singapore Index
MSCI EAFE GROSS INDEX
Citibank NA                                  466      If positive, the Total   One-Month USD BBA            5/5/10      42,026
                                                      Return of the MSCI       LIBOR minus 50 basis
                                                      EAFE Gross Index         points and if negative,
                                                                               the absolute value of
                                                                               the Total Return of the
                                                                               MSCI EAFE Gross Index


                      10 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

NIKKEI 225 Index
Morgan Stanley                               680      If positive, the Total  One-Month USD BBA             2/9/10      91,001
                                                      Return of the NIKKEI    LIBOR minus 75 basis
                                                      225 Index               points and if negative,
                                                                              the absolute value of
                                                                              the Total Return of the
                                                                              NIKKEI 225 Index
S&P/ASX 200 INDEX
Citibank NA                                  369      If positive, the Total  One-Month USD BBA            2/9/10       10,860
                                                      Return of the S&P/ASX   LIBOR plus 25 basis
                                                      200 Index               points and if negative,
                                                                              the absolute value of
                                                                              the Total Return of the
                                                                              S&P/ASX 200 Index
S&P/TORONTO STOCK EXCHANGE 60 INDEX:
Citibank NA                                  199      If positive, the Total  One-Month USD BBA            11/9/09      20,975
                                                      Return of the           LIBOR minus 110 basis
                                                      S&P/Toronto Stock       points and if negative,
                                                      Exchange 60 Index       the absolute value of
                                                                              the Total Return of the
                                                                              S&P/Toronto Stock
                                                                              Exchange 60 Index
Citibank NA                                  150      If positive, the Total  One-Month USD BBA            11/9/09      13,502
                                                      Return of the           LIBOR minus 110 basis
                                                      S&P/Toronto Stock       points and if negative,
                                                      Exchange 60 Index       the absolute value of
                                                                              the Total Return of the
                                                                              S&P/Toronto Stock
                                                                              Exchange 60 Index
Citibank NA                                    1      If positive, the Total  One-Month USD BBA            11/9/09      22,036
                                                      Return of the           LIBOR minus 110 basis
                                                      S&P/Toronto Stock       points and if negative,
                                                      Exchange 60 Index       the absolute value of
                                                                              the Total Return of the
                                                                              S&P/Toronto Stock
                                                                              Exchange 60 Index
                                                                                                                     ---------
                                                                                             Reference Entity Total     56,513
                                                                                                                     ---------
                                                                                        Total of Total Return Swaps  $ 169,336
                                                                                                                     =========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

KRW   South Korean Won

Abbreviations/Definitions are as follows:

BBA LIBOR                           British Bankers' Association
                                    London-Interbank Offered Rate

BOVESPA                             Bovespa Index that trades on the Sao Paulo
                                    Stock Exchange

CAC 40 Market Index                 French Options Market. The index contains 40
                                    stocks selected amoung the top 100 market capitalization and the most active stocks listed on Euronext Paris and is the underlying asset for options and futures contracts

DAX Market Index                    Frankfurt Stock Exchange comprised of the 30
                                    largest and most liquid issues traded on the exchange

FTSE 100 Market Index               United Kingdom 100 most highly capitalized
                                    blue chip companies

KOSPI200                            Korean Stock Exchange
                                    Capitalization-weighted Index made up of 200
                                    Korean stocks

MSCI                                Morgan Stanley Capital International

MSCI Daily Net Belgium USD Index    The MSCI Total Return Belgium Index is a
                                    free float adjusted market capitalization index, designed to measure market equity performance in Australia on a total return basis with the reinvestment of net dividends.

MSCI Daily TR Net Brazil USD        The MSCI Total Return Brazil Index is a free
Index                               float adjusted market capitalization index,
                                    designed to measure market equity
                                    performance in Australia on a total return basis with the reinvestment of net dividends.

MSCI Daily TR Net Emerging          The MSCI Total Return Emerging Markets
Markets Taiwan USD Index            Taiwan Index is a free float adjusted market
                                    capitalization index, designed to measure market equity performance in Australia on a total return basis with the reinvestment of net dividends.

MSCI Daily TR Net Hong Kong USD     The MSCI Total Return Hong Kong Index is a
Index                               free float adjusted market capitalization
                                    index, designed to measure market equity performance in Australia on a total return basis with the reinvestment of net dividends.

MSCI Daily TR Net Singapore Index   The MSCI Total Return Singapore Index is a
                                    free float adjusted market capitalization index, designed to measure market equity performance in Australia on a total return basis with the reinvestment of net dividends.

MSCI EAFE Index                     Morgan Stanley Capital International Europe,
                                    Australia and Far East. A stock market index of foreign stocks from the perspective of a North American investor

MSCI EAFE Gross Index               Morgan Stanley Capital International Europe,
                                    Australia and Far East. A stock market index of foreign stocks from the perspective of a North American investor that also reflects the effects of dividend reinvestment

NIKKEI 225 Index                    225 top-rated Japanese companies listed on
                                    the Tokyo Stock Exchange

S&P ASX 200 Index                   S&P Australian Securities Exchange. The
                                    investable benchmark for the Australian
                                    equity market. The S&P/ASX 200 is comprised of the S&P/ASX 100 plus an additional 100 stocks

S&P/Toronto Stock Exchange 60       Capitalization-weighted Index made up of 60
Index                               of the largest and most liquid (heavily
                                    traded) stocks listed on the Toronto Stock
                                    Exchange.


                      11 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

SWAP SUMMARY AS OF FEBRUARY 28, 2009 IS AS FOLLOWS:

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                              NOTIONAL
                            SWAP TYPE FROM     AMOUNT
SWAP COUNTERPARTY          FUND PERSPECTIVE    (000'S)         VALUE
-----------------          ----------------   --------       ---------
UBS AG                     Total Return       $  2,408       $   9,474
                                                             ---------
Citibank NA:
                           Total Return        523,450 KRW      28,502
                           Total Return          1,288         232,411
                                                             ---------
                                                               260,913
                                                             ---------
Deutsche Bank AG, London   Total Return            563        (234,900)
                                                             ---------
JPMorgan Chase Bank NA:
                           Interest Rate         7,400 MXN      27,522
                           Interest Rate           900 SGD      (2,458)
                           Interest Rate         2,000 ZAR      (5,361)
                                                             ---------
                                                                19,703
                                                             ---------
Morgan Stanley             Total Return          1,044         133,849
                                                             ---------
UBS AG                     Interest Rate         3,000 ZAR      (8,050)
                                                             ---------
Westpac Banking Corp.      Interest Rate           540         (10,849)
                                                             ---------
                                               Total Swaps   $ 170,140
                                                             =========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

KRW   South Korean Won
MXN   Mexican Nuevo Peso
SGD   Singapore Dollar
ZAR   South African Rand

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                      12 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated


                      13 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

USE OF LEVERAGE. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.


                      14 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended February 28, 2009 was as follows:

                                    CALL OPTIONS              PUT OPTIONS
                            -------------------------   -------------------------
                              NUMBER OF     AMOUNT OF     NUMBER OF     AMOUNT OF
                              CONTRACTS      PREMIUMS     CONTRACTS      PREMIUMS
                            -------------   ---------   -------------   ---------
Options outstanding as of
   May 31, 2008                        --   $      --              --   $      --
Options written             1,225,740,000     495,955   1,225,740,000     498,501
Options closed or expired    (480,920,000)   (280,494)   (745,385,000)   (222,941)
Options exercised            (744,820,000)   (215,461)   (480,355,000)   (275,560)
                            -------------   ---------   -------------   ---------
Options outstanding as of
   February 28, 2009                   --   $      --              --   $      --
                            =============   =========   =============   =========


                      15 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty fails to make a payment when due or otherwise defaults under the terms of the contract. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the performance of the asset or non-asset reference. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Risks of interest rate swaps include credit, market and liquidity risk. Additional risks include but are not limited to, interest rate risk. There is a risk, based on future movements of interest rates that the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Risks of total return swaps include credit, market and liquidity risk.

ILLIQUID SECURITIES

As of February 28, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT


                      16 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $18,814,204
Federal tax cost of other investments    (4,329,340)
                                        -----------
Total federal tax cost                  $14,484,864
                                        ===========
Gross unrealized appreciation           $ 1,513,579
Gross unrealized depreciation            (2,399,261)
                                        -----------
Net unrealized depreciation             $  (885,682)
                                        ===========


                      17 | OPPENHEIMER ABSOLUTE RETURN FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Absolute Return Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 04/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 04/13/2009